POST-EMPLOYMENT BENEFITS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Post-employment benefit obligations - amounts recognized in financial statements
Total post-employment benefit liabilities	R$ 4,515,179	R$ 3,059,109
Current	161,773	164,160
Noncurrent	4,353,406	2,894,949
Social security defined benefit plans
Post-employment benefit obligations - amounts recognized in financial statements
Total post-employment benefit liabilities	4,320,918	2,812,902
Health and life insurance plans
Post-employment benefit obligations - amounts recognized in financial statements
Total post-employment benefit liabilities	R$ 194,261	R$ 246,207